SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accounts payable	$ 1,381,033	$ 1,344,631	$ 1,327,167
Accrued interest	5,864,036	5,422,526	7,012,529
Accrued CEO compensation	799,500	874,500	750,000
Accrued payroll	110,335	111,368	111,368
Deferred compensation to Chief Technology Officer of Company subsidiary, CoroWare Technologies, Inc.	230,993	230,993	230,993
Payroll taxes payable	1,998,735	1,998,735	2,104,551
Commissions payable	221,188	221,188	221,188
Accrued consulting fees relating to the Mutual Release and Settlement Agreement dated July 19, 2021 with Y.A. Global Investments, LP (Note H)	50,000	350,000
Accrued dividends on Series B Preferred Stock	15,969	15,969	15,969
License fee payable to Ecomena Limited	27,247
Accrued expenses	119,243	360,040
Garnishment liens payable	35,502	35,502
Pension plan payable	23,981	23,981
Deferred Salaries	232,818	232,818
Credit cards payable			81,048
Other	140,109	71,954	89,561
Total	$ 10,839,145	$ 10,641,864	$ 11,944,374